The Nature of Expenses and Others - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Changes in inventories	₩ (341,120)	₩ (62,299)	₩ 63,884
Purchases of raw materials, merchandise and others	12,863,812	13,548,848	14,244,942
Depreciation and amortization	3,554,565	3,214,576	3,021,571
Outsourcing fees	825,393	771,697	819,742
Labor costs	3,222,110	3,258,427	3,022,607
Supplies and others	1,010,352	1,239,915	1,053,245
Utility	899,075	865,347	840,664
Fees and commissions	722,134	692,125	638,732
Shipping costs	240,288	249,820	224,742
Advertising	112,400	236,440	67,636
Warranty expenses	234,928	251,131	166,691
Travel	104,009	92,976	73,807
Taxes and dues	123,210	91,806	74,506
Others	757,673	919,051	927,218
Expenses by nature	₩ 24,328,829	₩ 25,369,860	₩ 25,239,987